Cost of Revenues - Schedule of Cost of Revenues (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Statement [Abstract]
Content related costs	$ 15,856	95,987	62,871	43,943
Depreciation and amortization	4,367	26,439	21,978	18,739
Bandwidth and internet data centre	3,477	21,047	15,045	11,936
VAT, business taxes and surcharges	17,966	108,763	78,346	55,947
Cost of revenues	$ 41,666	252,236	178,240	130,565